TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Profit or Loss Before Income Taxes

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Non-PRC	(286,388)	(214,063)	(178,762)	(25,676)
PRC	(721,426)	51,738	2,953	424
	(1,007,814)	(162,325)	(175,809)	(25,252)

Income Tax (Expense) Benefits

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current	(37,856)	(44,187)	(70,324)	(10,101)
Deferred	128,026	19,776	64,887	9,320
	90,170	(24,411)	(5,437)	(781)

Reconciliation Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2017, 2018 and 2019 applicable to the PRC operations to income tax benefits (expenses) were as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Loss before income taxes	(1,007,814)	(162,325)	(175,809)	(25,252)
Income tax benefits computed at applicable tax rates (25%)	251,954	40,581	43,952	6,313
Non-deductible expenses	(5,468)	(2,834)	(23,082)	(3,316)
Research and development expenses	11,895	25,906	19,688	2,829
Preferential rate	(90,076)	11,701	20,213	2,903
Current and deferred tax rate differences	33,366	37,934	(8,699)	(1,250)
International rate differences	59,029	(63,525)	(77,066)	(11,069)
Tax exempted income	—	—	754	108
Unrecognized tax benefits	(6,259)	1,472	1,728	248
Deferred tax expense	2,851	—	—	—
Change in valuation allowance	(174,388)	(79,694)	25,423	3,652
Prior year provision to return true up	7,266	4,048	(8,348)	(1,199)
Income tax benefits (expenses)	90,170	(24,411)	(5,437)	(781)

Significant Components of Deferred Taxes

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	38,993	48,568	6,976
Accrued expenses	25,894	21,139	3,036
Tax losses	151,440	146,996	21,115
Property and equipment	15,299	20,567	2,955
Intangible assets	2,221	3,691	530
Finance lease	50,980	69,148	9,932
Deferred government grant	2,662	1,189	171
Loss picked up on equity method investments	56,616	56,706	8,145
Valuation allowance	(184,664)	(158,638)	(22,786)
Total deferred tax assets	159,441	209,366	30,074
Deferred tax liabilities
Non-current
Intangible assets	89,536	104,217	14,970
Property and equipment	48,496	81,424	11,696
Capitalized interest expense	15,837	15,146	2,176
Gain picked up from equity method investments	3,851	1,785	256
Total non-current deferred tax liabilities	157,720	202,572	29,098

Unrecognized Tax Benefits

	For the years ended December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of year	11,582	4,509	647
Reversal based on tax positions related to prior years	(9,070)	(3,266)	(469)
Additions based on tax positions related to the current year	1,997	479	69
Balance at end of year	4,509	1,722	247